Filed Pursuant to Rule 497(k)(1)(iii)(A)
[PIE CHART]

FUND PROFILE

January 15, 1999

THE STRONG GROWTH AND INCOME FUND
THE STRONG CORPORATE BOND FUND
THE STRONG MONEY MARKET FUND

This profile summarizes key information about the Funds that is included in the Funds' prospectus. The Funds' prospectus includes additional information about the Funds, including a more detailed description of the risks associated with investing in the Funds that you may want to consider before you invest. You may obtain the prospectus and other information about the Funds at no cost by calling 1-800-368-3863 or visiting our web site at www.strongfunds.com.

[STRONG LOGO]

WHAT ARE THE FUNDS' GOALS?
The STRONG GROWTH AND INCOME FUND seeks high total return by investing for capital growth and income.

The STRONG CORPORATE BOND FUND seeks total return by investing for a high level of current income with a moderate degree of share-price fluctuation.

The STRONG MONEY MARKET FUND seeks current income, a stable share price, and daily liquidity.

WHAT ARE THE FUNDS' PRINCIPAL INVESTMENT STRATEGIES?

The GROWTH AND INCOME FUND primarily focuses on the stocks of large, dividend-paying U.S. companies that offer potential for capital growth. To choose investments, the manager evaluates domestic and international economic conditions and events. The manager then identifies stocks in those sectors that appear likely to benefit from those conditions, and avoids those that appear likely to suffer. When changes in economic conditions make the environment unfavorable for a stock or its industry, the manager may sell a stock.


The manager's philosophy is to remain fully invested in stocks, despite market fluctuations. Rather than attempting to time the markets by investing in cash or cash-type investments as market conditions change, the manager attempts to move out of sectors and companies that appear to be especially vulnerable to deterioration, and into those that appear less likely to be affected.


The CORPORATE BOND FUND invests primarily in intermediate-maturity, higher- and medium-quality bonds issued by U.S. companies. To increase the income it pays out, it may also invest a small portion of its assets in high-yield bonds. The Fund's average maturity will normally be between seven and twelve years. The managers may sell a holding if its fundamental qualities deteriorate, or to take advantage of more attractive yield opportunities.


Although the Fund invests primarily for income, it also employs techniques designed to realize capital appreciation. For example, the managers may select bonds with maturities and coupon rates that position them for potential capital appreciation for a variety of reasons including a manager's view on the direction of future interest-rate movements and the potential for a credit upgrade.


The managers may invest any amount in cash or cash-type securities as a temporary defensive position to avoid losses during adverse market conditions. This could reduce the benefit to the Fund if the market goes up. In this case, the

Fund may not achieve its investment goal. In addition, the Fund's active trading approach may increase the Fund's costs. This may also increase the amount of capital gains that you pay on the Fund's returns.

The MONEY MARKET FUND is managed to provide attractive yields and a stable share price of $1.00. It invests in a portfolio of high-quality, short-term debt securities issued by corporations, banks, and other financial institutions. The manager may sell a holding if its fundamental qualities deteriorate, or to take advantage of more attractive yield opportunities.

Additional information about the Funds' investments is available in annual and semiannual reports to shareholders. These reports discuss the market conditions and investment strategies that significantly affected performance during the past fiscal year. You may obtain these reports at no cost by calling 1-800-368-3863.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?
FOR THE GROWTH AND INCOME FUND:
GENERAL STOCK RISKS: The Fund's major risks are those of investing in the stock market. That means the Fund may experience sudden, unpredictable declines in the value of its shares, as well as periods of poor performance. Because stock values fluctuate, when you sell your investment you may receive more or less money than you originally invested.



FOREIGN SECURITIES: To a limited degree, this Fund invests in the stocks of foreign-based companies primarily through American Depository Receipts (ADRs). Foreign investments involve additional risks, including currency fluctuations, political instability, differences in financial reporting standards, and less-strict regulation of securities markets.


This Fund is appropriate for investors who are comfortable with the risks described here, and who have financial goals five years or more in the future. This Fund is not appropriate for investors concerned primarily with principal stability.

FOR THE CORPORATE BOND FUND:

BOND RISKS: The Fund's major risks are those of investing in the bond market. A bond's market value is affected significantly by changes in interest rates-generally, when interest rates rise, the bond's market value declines and when interest rates decline, its market value rises. Generally, the longer a bond's maturity, the greater the risk and the higher its yield. A bond's value can also be affected by changes in the bond's credit quality or issuer's financial condition. Because

                             Main risks of investing in the Funds, continued...
bond values fluctuate, the Fund's share price fluctuates. So, when you sell your investment you may receive more or less money than you originally invested.


HIGH-YIELD BONDS: The CORPORATE BOND FUND invests in medium- and lower-quality bonds, including high-yield bonds. These bonds involve greater risks, including the increased possibility that the bond's issuer may not be able to make its payments of interest and principal. If that happens, the Fund's share price would decrease and its income distributions would be reduced.




MORTGAGE AND ASSET-BACKED SECURITIES: The Fund invests significantly in mortgage-backed and asset-backed securities. The main risk is that the borrower will prepay some or all of the principal owed to the issuer. If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security. This could reduce the Fund's share price and its income distributions.




FOREIGN SECURITIES: To a limited degree, the Fund invests in foreign securities. Foreign investments involve additional risks, including currency fluctuations, political instability, differences in financial reporting standards, and less stringent regulation of securities markets.


FUTURES CONTRACTS: The Fund often uses futures contracts to manage risk or hedge against market volatility. Futures contracts provide for the future sale by one party and purchase by another party of an underlying financial instrument at a specified price on a specified date. Because a futures contract's value depends on the value of an underlying financial instrument, futures contracts may involve more risk and volatility than do other fixed income securities. They may also increase the Fund's expenses and, when used for hedging, reduce the opportunity for gain.


This Fund is appropriate for investors who are comfortable with the risks described here, and who have financial goals four to seven years in the future. This Fund is not appropriate for investors concerned primarily with principal stability.

FOR THE MONEY MARKET FUND:

Your investment in the MONEY MARKET FUND is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund's goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in this Fund.


This Fund is appropriate for investors who are comfortable with the risks described here, and who need cash immediately. It can also be used as a permanent conservative part of your portfolio.

The return information provided illustrates how the Funds' performance can vary, which is one indication of the risks of investing in the Funds. Please keep in mind that the Funds' past performance does not represent how the Funds will perform in the future. This information assumes that you reinvested all dividends and distributions.

CALENDAR YEAR TOTAL RETURNS
[BAR GRAPH]

Year   Growth and   Corporate    Money
       Income Fund  Bond Fund    Market Fund
-----  -----------  -----------  -----------
1989     -     0.4%    9.2%
----  ------  ------  ------
1990     -     -6.2%   8.1%
----  ------  ------  ------
1991     -     14.8%   6.1%
----  ------  ------  ------
1992     -     9.4%    3.7%
----  ------  ------  ------
1993     -     16.8%   2.9%
----  ------  ------  ------
1994     -     -1.3%   4.0%
----  ------  ------  ------
1995     -     25.4%   6.2%
----  ------  ------  ------
1996   31.9%   5.5%    5.3%
----  ------  ------  ------
1997   30.4%   11.9%   5.3%
----  ------  ------  ------
1998   33.0%   7.2%    5.3%
----  ------  ------  ------


BEST AND WORST QUARTERLY PERFORMANCE (DURING THE PERIODS SHOWN ABOVE)


FUND NAME             BEST QUARTER RETURN   WORST QUARTER RETURN
--------------------  --------------------  ---------------------
Growth and Income     23.4% (4th Q 1998)    -9.3% (3rd Q 1998)
--------------------  --------------------  ---------------------
Corporate Bond        7.7% (2nd Q 1995)     -4.4% (4th Q 1989)
--------------------  --------------------  ---------------------
Money Market          2.4% (2nd Q 1989)     0.7% (3rd Q 1993)
--------------------  --------------------  ---------------------

AVERAGE ANNUAL TOTAL RETURNS

AS OF 12-31-98
FUND/INDEX     1-YEAR     5-YEAR     10-YEAR     SINCE INCEPTION
GROWTH AND INCOME      32.95%               31.74% (12-29-95)
S&P 500 Index     28.58%               28.23%
CORPORATE BOND     7.24%     9.40%     8.02%     9.84% (12-12-85)
Lehman Bros. Corp.
BAA Bond Index     6.85%     7.97%     9.98%     10.15%
MONEY MARKET     5.26%     5.22%     5.61%     5.91% (10-22-85)
Salomon Bros. 3-Month
Treasury Bill Index     5.06%     5.10%     5.44%     5.66%

THE S&P 500 STOCK INDEX IS AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE U.S. STOCK MARKET, WITHOUT REGARD TO COMPANY SIZE. THE LEHMAN BROTHERS CORPORATE BAA BOND INDEX IS AN UNMANAGED INDEX COMPOSED OF ALL ISSUES WITHIN THE LEHMAN BROTHERS CORPORATE BOND INDEX THAT ARE RATED BAA BY MOODY'S INVESTOR SERVICES, INC. THE SALOMON BROTHERS 3-MONTH TREASURY BILL INDEX IS AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE AVERAGE YIELD OF THREE-MONTH TREASURY BILLS.


As of December 31, 1998, the 30-day yield for the CORPORATE BOND FUND was 6.45%. For current yield information on this Fund and the MONEY MARKET FUND, call 1-800-368-3863.

WHAT ARE THE FUNDS' FEES AND EXPENSES?
This section describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

SHAREHOLDER FEES (fees paid directly from your investment)

The Funds are 100% no-load, so you pay no sales charges (loads) to buy or sell shares.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

The costs of operating the Funds are deducted from the Funds' assets, which mean you pay them indirectly. These costs are deducted before computing the daily share price or making distributions. As a result, they don't appear on your account statement, but instead reduce the amount of total return you receive.

ANNUAL FUND OPERATING EXPENSES (AS A PERCENT OF AVERAGE NET ASSETS)

FUND               MANAGEMENT FEES    OTHER EXPENSES     TOTAL FUND EXPENSES
-----------------  -----------------  -----------------  -------------------
Growth and Income  0.80%              0.31%              1.11%
-----------------  -----------------  -----------------  -------------------
Corporate Bond     0.625%              0.23%              0.86%
-----------------  -----------------  -----------------  -------------------
Money Market       0.50%              0.38%              0.88%*
-----------------  -----------------  -----------------  -------------------


*THE TOTAL FUND EXPENSES FOR THE MONEY MARKET FUND DO NOT REFLECT OUR WAIVER OF MANAGEMENT FEES AND/OR ABSORPTION OF EXPENSES. WITH WAIVERS AND/OR ABSORPTIONS, TOTAL FUND EXPENSES WERE 0.48%. WE CAN TERMINATE THESE WAIVERS AND ABSORPTIONS AT ANY TIME.

EXAMPLE: This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Funds for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

FUND                1 YEAR    3 YEARS   5 YEARS   10 YEARS
------------------  --------  --------  --------  --------
Growth and Income   $113      $353      $612      $1,352
------------------  --------  --------  --------  --------
Corporate Bond      $88       $274      $477      $1,061
------------------  --------  --------  --------  --------
Money Market        $90       $281      $488      $1,084
------------------  --------  --------  --------  --------

WHO ARE THE FUNDS' INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?
Strong Capital Management serves as the investment advisor for the Funds.

Rimas M. Milaitis is the GROWTH AND INCOME FUND'S manager. He has managed the Fund since its inception in December 1995. Before joining Strong, he was with Aon Advisors, where he managed conservative equity portfolios for four years. He has more than 10 years of investment experience.


Jay N. Mueller manages the MONEY MARKET FUND. He joined Strong as a portfolio manager in September 1991 and has more than 15 years of investment experience.

Jeffrey A. Koch co-manages the CORPORATE BOND FUND. He joined Strong as a fixed-income analyst in June 1989. He has more than nine years of investment experience.


John T. Bender co-manages the CORPORATE BOND FUND. He joined Strong's accounting department in February 1987. He became a trader in November 1988, an analyst in October 1990, and a co-manager of this Fund in January 1996. He has 10 years of investment experience.


Ivor E. Schucking co-manages the CORPORATE BOND FUND. He joined Strong in January 1996 as a senior research analyst, and became a co-manager of this Fund in May 1998. He previously spent three years as a credit analyst at Pacific Investment Management Company. He has five years of investment experience.

HOW CAN I BUY FUND SHARES?
There are several ways you can open a new account in the Funds.

- BY MAIL: Complete and sign the application. Make your check or money order payable to Strong Funds. Mail it to Strong Funds, P.O. Box 2936, Milwaukee, WI 53201.
- BY PHONE OR BY INTERNET: If you are a current Strong Funds shareholder and choose exchange privileges, you can exchange shares from one Strong account to open another.

You can also open an account in person or through a broker-dealer.

The minimum initial investment is $2,500 for a regular account, $500 for an Education IRA, and $250 for an IRA or transfer or gift to minor account. If you establish an Automatic Investment Plan (not available for Education IRAs) of $50 or more per month, these minimums are waived. In all cases, the minimum for subsequent investments is $50. (For minimums on other retirement plans, call 1-800-368-2882.)

HOW CAN I SELL FUND SHARES?
There are several ways you can sell (redeem) your Fund shares.

- BY MAIL: You can write a letter of instruction, including your account number, the dollar amount or number of shares you wish to redeem, each owner's name, your street address, and the signature of each owner. Mail it to Strong Funds, P.O. Box 2936, Milwaukee, WI 53201.
- BY PHONE OR BY INTERNET: If you choose redemption privileges, you can sell shares by phone or through our web site.

You can also redeem shares in person, through a systematic withdrawal plan, or through a broker-dealer.

DO THE FUNDS PAY OUT DIVIDENDS OR CAPITAL GAINS? HOW ARE THEY TAXED?

The GROWTH AND INCOME FUND may earn income from dividends on the stocks in the portfolio, and may realize capital gains from appreciation on its holdings. The Fund intends to declare income quarterly and capital gains annually. The CORPORATE BOND and MONEY MARKET FUNDS may earn income from interest on the bonds in their portfolios, and the CORPORATE BOND FUND may realize capital gains from appreciation on its holdings. The MONEY MARKET and CORPORATE BOND FUNDS declare income each business day and distribute it monthly, and declare and distribute capital gains annually. Income will provide the entire return of the MONEY MARKET FUND.

Unless you elect otherwise, all distributions of income and capital gains will be automatically reinvested in the Fund that paid them. These distributions are taxable regardless of whether you reinvest them or take them in cash.

Income is taxable at ordinary federal income tax rates. Capital-gains distributions are taxed at rates based on how long the assets were held by the Fund. After the end of each calendar year, Strong sends shareholders a statement of the Funds' income and capital-gains distributions to assist in tax preparation.

WHAT SERVICES DOES STRONG FUNDS PROVIDE?
Strong offers you a variety of ways to get information, monitor your investments, and buy and sell shares.

- Personal service 24 hours a day, 7 days a week
- Automated telephone service
- Online transaction services
- Automatic exchange services


Strong representatives can tell you more about each of these services, and can also give you further information about buying and selling shares. Just call 1-800-368-3863 anytime, day or night, or visit our web site at WWW.STRONGFUNDS.COM.

[STRONG LOGO]
STRONG FUNDS
P.O. Box 2936, Milwaukee, Wisconsin 53201

Strong Investments, Inc. 10081L98

COL0199

The following application is separate from the profile.

IRA Account Application
[STRONG LOGO]
STRONG FUNDS
Please complete this form to establish your Strong Funds IRA. If you are opening more than one type of IRA (Traditional, Roth, SEP, Rollover), please complete a separate IRA Account Application for each account. If this is a conversion from a Traditional IRA to a Roth IRA, simply complete an IRA Conversion Form. If you have questions about this application, call 24 hours, toll-free: 1-800-368-3863. P.O. Box 2936, Milwaukee, WI 53201 www.strongfunds.com
1. Registration and Mailing Address
_______________________________________________
Owner's name (first, middle, last)
_______________________________________________
Social Security number for tax reporting
__________________
Date of birth
_______________________________________________
Street or P.O. Box
___________________________________
E-mail address (optional)
___________________________
City
___________________________
Daytime phone
_________                   ____________
State                       Zip code
___________________________
Evening phone
__ U.S. citizen/Resident alien   or   __ Non-resident alien (Please specify
                                 country of tax residency.):___________________
2. Your Beneficiary
To name multiple beneficiaries, include all information in this section on a separate sheet. Unless noted, Strong Funds will assume equal distribution among beneficiaries.
_______________________________________________
Beneficiary's name (first, middle, last)
______________________________
Taxpayer ID number (SSN or EIN)
____________________________
Date of birth (if applicable)
_______________________________________________
Street or P.O. Box
____________________________
Relationship to you
____________________________
City
____________________________
Daytime phone
____________          ___________
State                 Zip code
____________________________
Evening phone

Spousal Consent: If you name someone other than your spouse and reside in a community or marital property state, including AZ, CA, ID, LA, NJ, NM, TX, WA, or WI, your spouse must consent. Your spouse must sign below to consent to the beneficiary designation.
X_____________________________________________
Signature of spouse
_______________________
Date
3. Fund Selection
Minimum initial investment for any Strong Fund IRA is $250, $25,000 for Heritage Money Fund.

The maximum combined contribution to a Traditional IRA and a Roth IRA account per tax year is $2,000 (excluding rollovers or conversions). Refer to the prospectus/profile for possible Fund restrictions and fees. Please make checks payable to Strong Funds.
__________________________________________
Fund name
$       or         %
______________________
Initial investment
__________________________________________
Fund name
$       or         %
______________________
Initial investment

4. Type of IRA
__ TRADITIONAL IRA
   __Individual Account
   Choose one:  __ For tax year______________($2,000 maximum)  or  __ Rollover from another IRA
   __Direct Rollover/Transfer  Please complete an IRA Transfer Form. Strong
     Funds will arrange for your transfer of assets.
     Choose one:  __ IRA to IRA   __ Rollover IRA to Rollover IRA   __ Qualified
     Plan (403(b), 401(k), Defined Contribution) to IRA
__ ROTH IRA  Choose one:
   __Contributory Account:  For tax year___________($2,000 maximum)  or
     __ Rollover from another IRA
   __ Transfer of assets--Roth IRA to Roth IRA  Please complete an IRA Transfer
      Form.
Does this account contain any dollars from a 1998 Roth IRA Conversion?  __Yes
If this box is not checked, we will assume no.
__ SEP-IRA (Simplified Employee Pension Plan) Each employee must complete an IRA Application and the employer must complete IRS Form 5305-SEP.
   Choose one:  __ For tax year___________ or  __ Rollover or transfer from another SEP-IRA
5. Notice of Withholding Upon Distribution
You must make a federal income tax withholding election on any distribution made from your IRA account. If you do not check a box below, Strong Funds will withhold 10% from any distributions from your Traditional, SEP or Roth IRA account as a prepayment of federal income tax.

__ I do not want federal income tax withheld from my IRA distribution.
__ I want federal income tax of 10% withheld from my IRA distribution.

I understand that I am still liable for the payment of federal income tax on the amount received, and if my payments of the estimated tax and withholding are insufficient, I may be subject to federal income tax penalties under the estimated tax payment rules.
                                                   Continued on next page

6. Account Options
[PICTURE OF VOIDED CHECK]
Please include a voided bank check if you are establishing an Automatic Investment Plan, Telephone Purchase, or Telephone Redemption via electronic funds transfer (EFT) or wire.

Automatic Investment Plan (AIP)
The AIP option allows you to make automatic purchases from your bank account into a Strong Funds account.
Amount invested each time ($50 minimum) $__________ Fund name___________________ Investment frequency: __ Once a month on the ____ day of the month or
__ Twice a month on the ___ and ___ days of the month.

This privilege will be effective 15 days after we receive your application. You may change your investment amount at any time by simply calling or writing us. If no amount is chosen, your bank account will be debited $50. If no date is chosen, your account will be debited on the 15th day of the month. This service is governed by the terms set forth in the shareholder manual and the rules of the Automated Clearing House.

All purchases made between January 1 and April 15 are to be considered: (please choose one)

__ Current year purchases     __ Prior year purchases
If no box is checked, all investments will be considered current year purchases. Any changes to this election must be made in writing prior to the purchase taking place.

Telephone Transaction Privileges
Each of these telephone privileges will be added to your account. If you do not want these options, check the boxes below.

Telephone Exchange--you can sell shares by phone from one Strong Funds account and use this money to buy shares in an identically registered Strong Funds
account.    __ I do not want Telephone Exchange.
Telephone Redemption--you can sell shares by phone and have the money sent to your address (in section 1), or to your bank account (via EFT or wire).
__ I do not want Telephone Redemption.
Telephone Purchase--you can purchase shares by phone with payment from your designated bank account by EFT. Unless a voided check is enclosed, the Telephone Purchase option cannot be established. __ I do not want Telephone Purchase.
We use care to ensure that instructions communicated by phone are genuine. Strong Funds may not be liable for losses due to unauthorized or fraudulent instructions. Certain Funds assess an early redemption fee. For more details about these account options (including fees, minimums, and bank information), refer to section 7, the prospectus, or the shareholder manual.

7. Bank Information
If you want the Automatic Investment Plan (AIP), telephone redemption to your bank account, or telephone purchase with payment by EFT, please attach a voided bank check. This check must be for the bank account into which funds should be deposited by EFT or wire (for telephone redemption) and from which funds should be withdrawn by EFT (for AIP or telephone purchase). If you initiate a telephone purchase before 3:00 p.m. Central time, the transfer of funds from your bank account will normally occur on the following banking day. Neither the applicable Fund nor its transfer agent will be responsible for banking system delays beyond its control. Your bank account registration MUST have one name in common with your Strong Funds account registration in section 1. The following authorization is required for EFT transactions: By signing section 8, I authorize my bank to honor all entries to my bank account initiated through Firstar Bank Milwaukee, N.A., on behalf of the applicable Strong Fund. Neither the Fund nor its transfer agent will be liable for acting upon instructions believed genuine and in accordance with the procedures described in the prospectus and the shareholder manual. When AIP or telephone purchase transactions are presented, sufficient collected funds must be in my account to pay them. I agree that my bank's treatment and rights to respect each entry shall be the same as if it were signed personally by me. I agree that if any such entries are dishonored with good or sufficient cause, my bank shall be under no liability whatsoever. I further agree that any such authorization, unless previously terminated by my bank in writing, is to remain in effect until five banking days after receipt by the Fund's transfer agent of my written notification to cancel the authorization.

8. Signature
You can invest after reviewing the profile or prospectus. To receive a prospectus, please call 1-800-368-3863.

I adopt the Strong Funds IRA Custodial Agreement and appoint the custodian or its agent to perform those functions and appropriate administrative services specified. I have received the current prospectus and/or profile for the Fund(s) in which I am investing. I have read and understand the IRA Custodial Agreement and Disclosure Statement. I will obtain and read the current prospectus and/or profile for each fund into which I may exchange before I request the exchange. I represent that I am of legal age and have legal capacity to make this purchase. If I am opening a Traditional IRA with a distribution from an employer-sponsored retirement plan, I elect to treat the distribution as a partial or total distribution and certify that the distribution qualifies as a rollover contribution. I understand the following fees may be collected by redeeming sufficient shares from each Fund account balance: (1) an annual $10 maintenance fee per Fund ($30 maximum), (2) a $10 account liquidation fee and (3) a $10 transfer fee. The custodian may change the fee schedule.
To complete the application, you must sign here.

X______________________________________
Your signature
______________________
Date
Before you mail, have you:
x  Entered your Social Security number in section 1?
__

x  Included a voided check (if applicable)?
__

x  Enclosed your check made payable to Strong Funds?
__

x  Signed your application in section 8?
__

x  Indicated your withholding election in section 5?
__
IRAAPP
                                                                          11.98

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The following application is separate from the profile.

New Account Application
[STRONG LOGO]
STRONG FUNDS
Do not use this application to open an IRA or other retirement account.
If you have questions, call 1-800-368-3863, 24 hours a day, 7 days a week. P.O. Box 2936, Milwaukee, WI 53201 www.strong-funds.com
1. Account Registration
__       Individual or
__       Joint Account
        ("Joint tenants with right

        of survivorship," unless

        otherwise specified)
_________________________________
Owner's name (first, middle, last)
_________________________________
Social Security number for tax reporting
_____________
Date of birth
_________________________________
Joint owner's name (first, middle, last)
______________________
Social Security number
_____________
Date of birth
__       Gifts/Transfers to Minor

        (UGMA/UTMA)
_________________________________________________
Custodian's name (one name only) as custodian for:
__________________________________
Minor's name (first, middle, last)
_____________________________
Minor's Social Security number
_____________________
Minor's date of birth
__       Corporation, Trust

        or Other Entity
__________________________________________
Name of corporation, trust or other entity
__________________________________
Social Security/Employer ID number
_____________________________
If a trust, name of trustee(s)
_____________
Date of trust
2. Mailing Address and Citizenship
__________________
Street or P.O. Box
__________________
City
_____                    ________
State                    Zip Code
_______________________________
E-mail address (if applicable)
______________
Daytime phone
______________
Evening phone
__ U.S. citizen/Resident alien   or   __ Non-resident alien (Please specify

country of tax residency.):________________________
3. Fund Selection
If no Fund is listed below--or if you would prefer a different fund--please write in the Fund name. Refer to the prospectus for  possible fund restrictions and fees.
Initial Investment
Investment
Heritage Money Fund (049) $25,000 minimum                 $_________
Money Market Fund (023)   $  2,500 minimum                $_________
Municipal Money Market Fund (026)  $  2,500 minimum       $_________
Investors Money Fund (072)  $  1,000 minimum              $_________
Advantage Fund (031)      $  2,500 minimum                $_________
Municipal Advantage Fund (051)  $  2,500 minimum          $_________
$250 is the minimum for Uniform Gifts or Transfers  to Minors accounts
($25,000
minimum for the Heritage Money Fund).
Investment method
__ Check $_______________                (Please make payable to Strong Funds.)
__ No-Minimum Automatic Investment Program (Please complete the Automatic

Investment Plan in section 5.)
__ Exchange from identically registered Strong Funds account #_____________

Amount $__________
__Wire $__________                           Date of wire____________

(For wire instructions, please call 1-800-368-3863.)
Distributions
All dividends and capital gains will be automatically reinvested, unless you select one of the following:
__ Electronically transfer distribution to the bank account indicated on the

voided bank check included with this application.    __ Mail distribution check

to the address in section 2.
4. Check Writing (Optional)--Money Market and Bond Funds Only
Reminder: We also need your signature in section 6.
If you would like check writing privileges on a Strong money market and/or bond fund, please write the Fund name(s) and sign below:
_____________________________________
Fund name(s)
_____________________________________
Account number (to be completed by Strong Funds)
X______________________________________
Signature (as you will sign your check)
_______________________________________
Print name of account owner, custodian, or trustee
____________
Date
X
_____________________________________
Signature (as you will sign your check)
_____________________________________
Print name of joint owner, co-trustee, or corporate officer
____________
Date
How many owners must sign checks?    __ One   __ Two   __ All   (If no box is

checked, we will accept any one signature on checks.)
Authorized signers must be registered owners of the account, unless corporate or other entity account. For joint owners, both signatures are required above, even if only one signature will be required on checks. Minors may not sign checks.

You agree to be bound by the Check Writing Terms and Conditions found in the front of the book of checks that will be sent to you.

5. Account Options
Please include a voided bank check if you are establishing an Automatic

Investment Plan, telephone purchase,  or telephone redemption via electronic funds transfer (EFT) or wire.
Automatic Investment Plan (AIP)
The AIP option allows you to make automatic purchases from your bank account into a Strong Funds account.
Amount invested each time ($50 minimum) $________ Fund name____________________
Investment frequency:  __ Once a month on the_____ day of the month   or   __

Twice a month on the______ and_______ days of the month.
This privilege will be effective 15 days after we receive your application. You may change your investment amount at any time by simply calling  or writing us.

If no date or amount is chosen, your bank account will be debited $50 on the

15th day of the month. This service is governed by the terms set forth in the shareholder manual and the rules of the Automated Clearing House.
Telephone Transaction Privileges
Each of these telephone privileges will be added to your account. If you do not want these options, check the boxes below.
Telephone Purchase--you can purchase shares by phone with payment from your designated bank account by EFT. This option will be effective 15 days after we

receive this application.    __ I do not want Telephone Purchase.
Telephone Exchange--you can sell shares by phone from one Strong Funds account and use this money to buy shares in an  identically registered Strong Funds

account. Certain Funds assess an early redemption fee.    __ I do not want

Telephone Exchange.
Telephone Redemption--you can sell shares by phone and have the money sent to

your address (in section 2), or to your bank account (via EFT or wire).    __I

do not want Telephone Redemption.
We use care to ensure that instructions communicated by phone are genuine.

Strong Funds may not be liable for losses due to unauthorized  or fraudulent instructions.
For more details about these account options (including fees, minimums, and bank information), refer to section 7 and the shareholder manual.
6. Signatures
You can invest after reviewing the profile  or prospectus. To receive  a prospectus, please call 1-800-368-3863.
  I have received the current fund profile and/or prospectus for the Fund(s) in which I am investing. I agree to be bound by the terms of the profile,

prospectus, and shareholder manual as each may be revised from time to time. I will obtain and read the current fund profile and/or prospectus for each Fund into which I may exchange before I request the exchange. I represent that I am of legal age and have legal capacity to make this purchase.
  I certify under penalties of perjury that: (1) the number shown on this form is the correct Social Security number or Employer I.D. number (or that I am waiting for a number to be issued to me), and (2) I am not subject to backup withholding because: (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service (the "IRS") that I am subject to backup withholding as a result of a failure to report all interest dividends, or
(c) the IRS has notified me that I am no longer subject to backup withholding.

You must cross out item (2), above, if you have been notified by the IRS that you are subject to backup withholding because of under-reporting interest or dividends on your tax returns.
  The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.
To complete the application, you must sign here.
X_____________________________________
Signature of owner, trustee, or custodian
_______________________________________
Please print name (and title, if applicable)
____________
Date
X______________________________________
Signature of joint owner or co-trustee
________________________________________
Please print name (and title, if applicable)
____________
Date
Corporations: Please include a certified copy of your corporate resolution, or call us for an alternate form.
Trusts: Please use the title "Trustee" after each signature.
7. Bank Information
  If you want the Automatic Investment Plan (AIP), telephone redemption to your bank account, telephone purchase with payment by EFT, or direct deposit of distributions, please attach a voided bank check. This check must be for the bank account into which funds should be deposited by EFT or wire (for telephone redemption or direct deposit of distributions) and from which funds should be withdrawn by EFT (for AIP or telephone purchase). If you initiate a telephone purchase before 3:00 p.m. Central Time, the transfer of funds from your bank account will normally occur on the following banking day. Neither the applicable
Fund nor its transfer agent will be responsible for banking system delays beyond its control. Your bank account registration MUST have one name in common with your Strong Funds account registration in section 1. The following authorization is required for EFT transactions: By signing section 6, I authorize my bank to honor all entries to my bank account initiated through Firstar Bank Milwaukee,

N.A., on behalf of the applicable Strong Fund. Neither the Fund nor its transfer agent will be liable for acting upon instructions believed genuine and in accordance with the procedures described in the prospectus. When AIP or telephone purchase transactions are presented, sufficient collected funds must be in my account to pay them. I agree that my bank's treatment and rights to respect each entry shall be the same as if it were signed personally by me. I agree that if any such entries are dishonored with good or sufficient cause, my bank shall be under no  liability whatsoever. I further agree that any such authorization, unless previously terminated by my bank in writing, is to remain in effect until five banking days after receipt by the Fund's transfer agent of my written notification to cancel the authorization.
[PICTURE OF VOIDED CHECK]
Please include a voided bank check if you are establishing an AIP, telephone purchase, or telephone redemption via EFT or wire.
x  Enclosed your check made payable to Strong Funds?
--
Before you mail, have you:  x Included a voided check (if applicable)?
                            --
                 x Signed your application in section 6?   x Entered your Social
                 --                                        --
Security or tax ID number in section 1?
798AP1


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